GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2021	Dec. 18, 2007
"Futu Securities" or the "Operating Company"
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Securities (Hong Kong) Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Network Technology Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Network Technology (Shenzhen) Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Shen Si
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Clearing Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Singapore Pte. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Futu Securities (Australia) Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries	100.00%
Mr. Leaf Hua Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)		85.00%
Ms. Lei Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)		15.00%